PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 -	PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31
	2014	2013
	U.S. dollars in thousands
Computers and electronic equipment	$1,621	$1,462
Land	263	263
Office furniture and equipment	165	162
Vehicles	191	152
Leasehold improvements	8	8
	2,248	2,047
Less - accumulated depreciation and amortization	1,630	1,397
	$618	$650

b.	Depreciation and amortization expenses totaled $233 thousand, $250 thousand and $270 thousand in the years ended December 31, 2014, 2013 and 2012, respectively.